Earnings per Share (Schedule of Earnings per Share, Basic) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share, Basic [Abstract]
Net income attributable to Western Refining, Inc.	$ 65,415	$ 133,919	$ 95,953	$ 239,908
Distributed Earnings	34,685	32,476	70,286	61,114
Undistributed Earnings, Basic	$ 30,730	$ 101,443	$ 25,667	$ 178,794
Weighted Average Number of Shares Outstanding, Basic	92,786	95,539	92,432	95,553
Earnings Per Share, Basic, Distributed	$ 0.37	$ 0.34	$ 0.76	$ 0.64
Earnings Per Share, Basic, Undistributed	0.33	1.06	0.28	1.87
Earnings Per Share, Basic	$ 0.70	$ 1.40	$ 1.04	$ 2.51